Summary of Remaining Contractual Maturity (Parenthetical) (Details) - CAD ($) $ in Millions	Jul. 31, 2023	Oct. 31, 2022
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 45,000	$ 34,000
Commitments to extend credit to private equity investments	498	502
Later than one month and not later than three months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds		2,000
Later than three months and not later than six months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds		5,000
Later than six months and not later than nine months [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	6,000	1,000
Later than nine months and not later than one year [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	3,000
Later than one year and not later than two years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	12,000	5,000
Later than two years and not later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	22,000	$ 21,000
Later than five years [member]
Disclosure Of Assets And Liabilities According To Their Remaining Contractual Maturities [Line Items]
Covered bonds	$ 2,000